Cover	12 Months Ended
Dec. 31, 2022
Cover [Abstract]
Document Type	424B3
Entity Central Index Key	0000045947
Amendment Flag	true
Amendment Description	Restated annual report
Entity Registrant Name	TALCOTT RESOLUTION LIFE INSURANCE COMPANY